Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts Receivables

Accounts receivable consisted of the following:

	December 31, 2016	January 2, 2016
Trade accounts receivable	$77,092	$72,161
Other receivables	6,516	11,577
Reserves for sales returns and uncollectible accounts receivable	(1,150)	(1,120)

	$82,458	$82,618

Schedule of Recall Receivables

The activity in the recall receivable account was as follows:

	December 31,	January 2,
	2016	2016
Balance, beginning of year	$9,398	$—
Claim additions	1,535	11,794
Self-insurance retention	—	(1,000)
Payments received	(8,604)	(1,396)

Balance, end of year	$2,329	$9,398